Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Revenue, net (including related party amounts of $112,010, $237,071 and $738,317 during 2014, 2013 and 2012, respectively)	$ 6,405,767	[1]	$ 8,505,931	[1]	$ 10,753,513	[1]
Cost of goods sold (including related party amounts of $111,178, $594,421 and $844,214 during 2014, 2013 and 2012, respectively)	(4,031,657)		(5,845,752)		(7,435,537)
Gross profit	2,374,110	[1]	2,660,179	[1]	3,317,976	[1]
Selling, distribution and operating expenses:
Selling and distribution expenses	(1,460,641)		(1,720,411)		(1,710,577)
Taxes other than income tax	(172,447)	[2]	(125,572)	[2]	(128,884)	[2]
Accretion expense	(4,963)	[3]	(4,524)	[3]	(3,842)	[3]
Loss on write-off of property, plant and equipment	(17,395)	[4]	(17,254)	[4]	(10,879)	[4]
Impairment of goodwill and long-lived assets	(120,237)	[5]	(215,727)	[5]	(607,877)	[5]
Provision for amounts due from related parties	(41,425)	[6]	(714,181)	[6]	(919,113)	[6]
Provision for doubtful accounts	(37,968)		(9,162)		(27,579)
General, administrative and other operating expenses, net	(392,606)	[7]	(510,105)	[7]	(506,821)	[7]
Total selling, distribution and operating expenses, net	(2,247,682)		(3,316,936)		(3,915,572)
Operating income (loss)	126,428		(656,757)		(597,596)
Other income and (expense):
Income from equity investments	276	[8]	3,589	[8]	475	[8]
Interest income	2,398		7,330		70,178
Interest expense	(793,228)		(740,601)		(649,760)
Foreign exchange (loss) gain	(2,396,123)		(164,768)		107,541
Other (expenses) income, net	(9,613)	[9]	(74,571)	[9]	33,103	[9]
Total other income and (expense), net	(3,196,290)		(969,021)		(438,463)
Loss from continuing operations, before income tax	(3,069,862)		(1,625,778)		(1,036,059)
Income tax benefit (expense)	183,908	[10]	(79,092)	[10]	(242,601)	[10]
Net loss from continuing operations	(2,885,954)		(1,704,870)		(1,278,660)
Loss from discontinued operations, net of income tax	(1,473,780)	[11]	(1,218,097)	[11]	(386,225)	[11]
Net loss	(4,359,734)		(2,922,967)		(1,664,885)
Less: Net loss (income) attributable to noncontrolling interests	24,308	[12]	(5,047)	[12]	317	[12]
Net loss attributable to shareholders of Mechel OAO	(4,335,426)		(2,928,014)		(1,664,568)
Less: Dividends on preferred shares	(124)	[13]	(127)	[13]	(79,056)	[13]
Net loss attributable to common shareholders of Mechel OAO	(4,335,550)		(2,928,141)		(1,743,624)
Net loss	(4,359,734)		(2,922,967)		(1,664,885)
Currency translation adjustment	923,929		(96,848)		70,893
Transfer of currency translation adjustment due to disposal of subsidiaries			340,014
Change in pension benefit obligation	(21,889)		8,244		(17,778)	[12]
Adjustment of available-for-sale securities	1,293		2,171		(300)
Comprehensive loss	(3,456,401)		(2,669,386)		(1,612,070)
Comprehensive loss (income) attributable to noncontrolling interests	140,957		20,704		(22,851)
Comprehensive loss attributable to shareholders of Mechel OAO	$ (3,315,444)		$ (2,648,682)		$ (1,634,921)
Basic and diluted (loss) earnings per share:
Loss per share from continuing operations	$ (6.86)	[13]	$ (4.11)	[13]	$ (3.32)	[13]
Loss per share effect from discontinued operations	$ (3.56)	[13]	$ (2.92)	[13]	$ (0.87)	[13]
Net loss per share	$ (10.42)		$ (7.03)		$ (4.19)
Weighted average number of shares outstanding	416,270,745	[13]	416,270,745	[13]	416,270,745	[13]

[1]	See Note 25
[2]	See Note 21
[3]	See Note 16
[4]	See Note 11
[5]	See Note 24
[6]	See Note 10
[7]	See Note 22
[8]	See Note 9
[9]	See Note 23
[10]	See Note 20
[11]	See Note 4(c)
[12]	See Note 4(f)
[13]	See Note 19